Leases (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2022 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2023	$ 2,433,761
2024	2,151,340
2025	1,924,110
2026	1,793,273
2027	1,761,804
Thereafter	7,478,878
Total lease payments	17,543,166
Less: imputed interest	(3,152,698)
Present value of lease liabilities	$ 14,390,468